Financial Instruments - Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets:
Assets held for sale	$ 623,046	$ 629,908	$ 923,176
Liabilities:
Atalaya Note		10,067,601
Liabilities:
Atalaya Note	6,772,885
Fair Value, Recurring [Member]
Assets:
Assets held for sale		629,908	923,176
Liabilities:
Atalaya Note		10,067,601
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Assets held for sale
Liabilities:
Atalaya Note
Liabilities:
Atalaya Note
Fair Value, Recurring [Member] | Level 2 [Member]
Assets:
Assets held for sale	623,046	629,908	923,176
Liabilities:
Atalaya Note
Liabilities:
Atalaya Note
Fair Value, Recurring [Member] | Level 3 [Member]
Assets:
Assets held for sale
Liabilities:
Atalaya Note		$ 10,067,601
Liabilities:
Atalaya Note	$ 6,772,885